DEPOSITS (Details) € in Thousands, $ in Millions	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)
Interest bearing:
Public sector	€ 2,857,000		€ 2,970,000
Private sector:
Corporations	5,294,000		6,798,000
Individuals	33,023,000		39,086,000
Interbank	24,731,000		15,707,000
Total interest bearing deposits	65,905,000	$ 75,406	64,561,000	[1]
Non-interest bearing:
Public sector	167,000		232,000
Private sector:
Corporations	1,113,000		977,000
Individuals	331,000		266,000
Interbank	48,000		70,000
Total non-interest bearing deposits	1,659,000	1,898	1,545,000	[1]
Total:
Public sector	3,024,000		3,202,000
Private sector:
Corporations	6,407,000		7,775,000
Individuals	33,354,000		39,352,000
Interbank	24,779,000		15,777,000
Total deposits	67,564,000	$ 77,304	66,106,000	[1]
Deposits Textual Details [Abstract]
Euro approximation of USD 100,000 (according to the Noon Buying Rate of US$1.00 = EUR 0.6956 on May 31, 2011).	87,400		89,590
The aggregate amount of short-term certificates of deposit	24,000		136,000
Interest bearing deposits with scheduled maturities in excess of one year.	477,000		653,000
Group interest bearing deposits, for which the Group has elected the fair value option, because they have embedded derivatives.	2,000		16,000
Gains / (Losses) included in Net trading gains / loss, relating to fair value changes of interest bearing deposits with embedded derivatives.	0		(1,000)
Funding from the European Central Bank (through the Bank of Greece) which is Included in domestic interest bearing deposits.	12,529,000		14,240,000
Net Trading Loss Of Fair Value Changes Interest Bearing Deposits	0		(1,000)
Funding from the Emergency Liquidity Assistance (ELA) which is Included in domestic interest bearing deposits.	11,500,000		0
Amount of deposits transferred by Cooperative Bank of Peloponnese Coop Ltd	95,000
Greek Residents Deposits [Member]
Interest bearing:
Public sector	2,825,000		2,932,000
Private sector:
Corporations	3,661,000		5,046,000
Individuals	28,605,000		34,246,000
Interbank	24,162,000		14,667,000
Total interest bearing deposits	59,253,000		56,891,000
Non-interest bearing:
Public sector	165,000		228,000
Private sector:
Corporations	966,000		885,000
Individuals	146,000		92,000
Interbank	22,000		45,000
Total non-interest bearing deposits	1,299,000		1,250,000
Total:
Public sector	2,990,000		3,160,000
Private sector:
Corporations	4,627,000		5,931,000
Individuals	28,751,000		34,338,000
Interbank	24,184,000		14,712,000
Total deposits	60,552,000		58,141,000
Foreign Deposits [Member]
Interest bearing:
Public sector	32,000		38,000
Private sector:
Corporations	1,633,000		1,752,000
Individuals	4,418,000		4,840,000
Interbank	569,000		1,040,000
Total interest bearing deposits	6,652,000		7,670,000
Non-interest bearing:
Public sector	2,000		4,000
Private sector:
Corporations	147,000		92,000
Individuals	185,000		174,000
Interbank	26,000		25,000
Total non-interest bearing deposits	360,000		295,000
Total:
Public sector	34,000		42,000
Private sector:
Corporations	1,780,000		1,844,000
Individuals	4,603,000		5,014,000
Interbank	595,000		1,065,000
Total deposits	€ 7,012,000		€ 7,965,000

[1]	Restated